Intangible Assets, Net (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Total losses for impairment			$ 22.9
Amortization of intangible assets	$ 59.4	$ 140.7	131.2
Sohu Video's intangible assets [Member]
Finite-Lived Intangible Assets [Line Items]
Total losses for impairment			18.6
Intangible assets impairment losses			2.9
Prepaid and other current assets impairment losses			$ 15.7
Sohu [Member] | Sohu Video's intangible assets [Member]
Finite-Lived Intangible Assets [Line Items]
Total losses for impairment	10.4	70.6
Intangible assets impairment losses	9.8	43.1
Prepaid and other current assets impairment losses	$ 0.6	27.5
Changyou [Member] | MoboTap's intangible assets [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets impairment losses		$ 3.4